Average Annual Total Returns - LVIP Invesco Select Equity Income Managed Volatility Fund	Standard Class 1 year	Standard Class 5 years	Standard Class Since Inception	Standard Class Inception Date	Service Class 1 year	Service Class 5 years	Service Class Since Inception	Service Class Inception Date	Russell 1000® Value Index (reflects no deductions for fees, expenses or taxes) 1 year	Russell 1000® Value Index (reflects no deductions for fees, expenses or taxes) 5 years	Russell 1000® Value Index (reflects no deductions for fees, expenses or taxes) Since Inception	LVIP Invesco Select Equity Income Composite (reflects no deductions for fees, expenses or taxes) 1 year		LVIP Invesco Select Equity Income Composite (reflects no deductions for fees, expenses or taxes) 5 years		LVIP Invesco Select Equity Income Composite (reflects no deductions for fees, expenses or taxes) Since Inception
Total	7.32%	7.92%	4.96%	Jan. 02, 2014	6.94%	7.54%	4.60%	Jan. 02, 2014	2.80%	9.74%	8.21%	4.75%	[1]	9.30%	[1]	7.85%	[1]

[1]	The LVIP Invesco Select Equity Income Composite is an unmanaged index compiled by LIAC, the Fund’s Adviser. The LVIP Invesco Select Equity Income Composite is constructed as follows: 85% Russell 1000®Value Index and 15%Bloomberg Barclays U.S. Govt/Credit Index. The performance of the LVIP Invesco Select Equity Income Composite does not reflect the impact of the managed volatility strategy used by the Fund. Such strategy would impact the returns shown.